Quarterly Holdings Report
for
Strategic Advisers® Small-Mid Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2023
SMC-NPRT3-0124
1.912861.113
Common Stocks - 79.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. (a)	3,583	39,341
Cogent Communications Group, Inc.	65,027	4,152,624
EchoStar Holding Corp. Class A (a)	30,491	319,241
Frontier Communications Parent, Inc. (a)	9,496	207,867
GCI Liberty, Inc. Class A (b)	106,534	1
Iridium Communications, Inc.	148,359	5,652,478
Liberty Latin America Ltd. Class A (a)	360	2,437
Ooma, Inc. (a)	6,321	73,324
		10,447,313
Entertainment - 0.2%
Atlanta Braves Holdings, Inc.	1,064	38,251
Cinemark Holdings, Inc. (a)	1,218	17,357
Lions Gate Entertainment Corp. Class A (a)	2,430	21,457
Live Nation Entertainment, Inc. (a)	61,975	5,219,535
Marcus Corp.	6,913	96,160
Playtika Holding Corp. (a)	167,500	1,455,575
Roku, Inc. Class A (a)	11,161	1,162,976
Take-Two Interactive Software, Inc. (a)	35,582	5,629,072
Vivid Seats, Inc. Class A (a)(c)	258,883	2,140,962
		15,781,345
Interactive Media & Services - 1.3%
Angi, Inc. (a)	6,331	14,245
Baidu, Inc. sponsored ADR (a)	67,324	7,988,666
CarGurus, Inc. Class A (a)	757,176	16,370,145
Cars.com, Inc. (a)	122,464	2,280,280
IAC, Inc. (a)	136,133	6,511,241
Match Group, Inc. (a)	57,177	1,851,391
Meta Platforms, Inc. Class A (a)	13,637	4,461,345
QuinStreet, Inc. (a)	380,058	4,746,924
Shutterstock, Inc. (c)	48,364	2,123,663
TripAdvisor, Inc. (a)	351,460	6,266,532
TrueCar, Inc. (a)	23,334	65,102
Yelp, Inc. (a)	170,890	7,469,602
Ziff Davis, Inc. (a)	517,637	33,035,593
ZipRecruiter, Inc. (a)(c)	934,454	12,531,028
		105,715,757
Media - 0.5%
AMC Networks, Inc. Class A (a)	69,740	1,062,838
Cable One, Inc.	5,596	2,977,520
Criteo SA sponsored ADR (a)	198,212	4,939,443
DISH Network Corp. Class A (a)	3,508	12,839
E.W. Scripps Co. Class A (a)	446	3,082
Gray Television, Inc.	3,370	26,050
Interpublic Group of Companies, Inc.	104,882	3,224,073
Liberty Media Corp. Liberty SiriusXM Class A	2,130	57,382
Nexstar Broadcasting Group, Inc. Class A	119,530	16,964,893
Paramount Global Class B (c)	68,600	985,782
TechTarget, Inc. (a)	710	21,016
TEGNA, Inc.	665,544	10,202,790
Thryv Holdings, Inc. (a)	44,080	784,183
		41,261,891
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	9,301	183,230
TOTAL COMMUNICATION SERVICES		173,389,536
CONSUMER DISCRETIONARY - 9.7%
Automobile Components - 0.7%
Adient PLC (a)	24,807	798,785
Autoliv, Inc. (c)	19,160	1,985,359
BorgWarner, Inc.	133,700	4,504,353
Dana, Inc.	329,474	4,352,352
Fox Factory Holding Corp. (a)	36,677	2,292,679
Gentex Corp.	220,819	6,715,106
LCI Industries (c)	84,621	9,182,225
Lear Corp. (c)	57,352	7,670,830
Modine Manufacturing Co. (a)	275,395	13,549,434
Patrick Industries, Inc.	2,240	183,770
Phinia, Inc. (c)	26,740	681,870
Standard Motor Products, Inc.	465	16,726
The Goodyear Tire & Rubber Co. (a)	758,699	10,538,329
Visteon Corp. (a)	3,797	450,590
		62,922,408
Automobiles - 0.1%
Harley-Davidson, Inc. (c)	132,600	3,976,674
Thor Industries, Inc. (c)	18,194	1,802,480
Winnebago Industries, Inc.	34,600	2,236,198
		8,015,352
Broadline Retail - 0.1%
1stDibs.com, Inc. (a)	353,741	1,510,474
Dillard's, Inc. Class A (c)	4,650	1,613,969
Global-e Online Ltd. (a)(c)	14,270	488,748
Kohl's Corp. (c)	91,022	2,134,466
Macy's, Inc. (c)	194,484	3,084,516
PDD Holdings, Inc. ADR (a)	29,109	4,291,831
		13,124,004
Distributors - 0.8%
LKQ Corp.	676,995	30,146,587
Pool Corp.	98,496	34,209,631
		64,356,218
Diversified Consumer Services - 1.0%
ADT, Inc. (c)	1,888,236	11,083,945
Bright Horizons Family Solutions, Inc. (a)(c)	305,597	26,721,402
Chegg, Inc. (a)	2,614	25,957
Duolingo, Inc. (a)	115	24,413
Frontdoor, Inc. (a)	190,499	6,539,831
Grand Canyon Education, Inc. (a)	147,437	20,157,587
H&R Block, Inc.	404	18,350
Laureate Education, Inc. Class A	468,806	6,155,423
Nerdy, Inc. Class A (a)	1,320,204	3,432,530
Perdoceo Education Corp.	63,758	1,110,664
Service Corp. International	144,657	8,863,134
Stride, Inc. (a)	41,748	2,529,094
WW International, Inc. (a)(c)	49,871	359,570
		87,021,900
Hotels, Restaurants & Leisure - 1.6%
Bally's Corp. (a)	257	2,961
Bloomin' Brands, Inc. (c)	246,968	5,764,233
Bowlero Corp. Class A (a)(c)	939,543	9,658,502
Boyd Gaming Corp.	86,346	5,098,731
Cava Group, Inc. (c)	40,724	1,385,023
Churchill Downs, Inc.	161,516	18,698,707
Dave & Buster's Entertainment, Inc. (a)(c)	51,352	2,107,486
Dine Brands Global, Inc. (c)	99,048	4,305,617
Everi Holdings, Inc. (a)	8,650	90,393
Expedia, Inc. (a)	16,719	2,276,793
Genius Sports Ltd. (a)(c)	1,199,207	6,655,599
Hilton Grand Vacations, Inc. (a)	4,990	170,957
International Game Technology PLC (c)	59,940	1,602,196
Jack in the Box, Inc. (c)	17,400	1,258,020
Krispy Kreme, Inc. (c)	271,738	3,532,594
Kura Sushi U.S.A., Inc. Class A (a)	38,970	2,434,846
Marriott Vacations Worldwide Corp.	3,957	288,465
MGM Resorts International	54,532	2,150,742
Papa John's International, Inc. (c)	69,555	4,537,768
Planet Fitness, Inc. (a)	166,270	11,296,384
Shake Shack, Inc. Class A (a)	504	30,522
Sportradar Holding AG (a)(c)	385,425	3,877,376
Sweetgreen, Inc. Class A (a)	391,653	3,685,455
Texas Roadhouse, Inc. Class A	81,405	9,162,947
TH International Ltd. (a)(c)	1,386,629	2,634,595
Vail Resorts, Inc.	73,180	15,902,746
Wendy's Co. (c)	566,213	10,616,494
Wingstop, Inc.	13,684	3,289,086
		132,515,238
Household Durables - 1.3%
Beazer Homes U.S.A., Inc. (a)	2,897	76,220
Cavco Industries, Inc. (a)	7,640	2,160,439
Century Communities, Inc.	6,023	434,499
Ethan Allen Interiors, Inc.	17,266	463,419
Helen of Troy Ltd. (a)	587	61,653
Installed Building Products, Inc. (c)	57,405	8,640,027
KB Home	387	20,163
La-Z-Boy, Inc. (c)	123,103	4,331,995
Leggett & Platt, Inc.	19,627	448,869
M.D.C. Holdings, Inc.	6,062	268,304
M/I Homes, Inc. (a)	597	62,989
Meritage Homes Corp.	34,738	4,908,479
Mohawk Industries, Inc. (a)	67,645	5,973,730
NVR, Inc. (a)	318	1,957,414
PulteGroup, Inc.	194,020	17,155,248
SharkNinja Hong Kong Co. Ltd.	37,023	1,740,081
Skyline Champion Corp. (a)	251,986	15,167,037
Taylor Morrison Home Corp. (a)	220,173	9,929,802
Tempur Sealy International, Inc.	99,252	4,001,841
Toll Brothers, Inc.	145,285	12,478,529
TopBuild Corp. (a)	31,325	9,265,309
TRI Pointe Homes, Inc. (a)	99,541	2,904,606
Whirlpool Corp. (c)	28,700	3,125,430
		105,576,083
Leisure Products - 0.4%
Brunswick Corp. (c)	261,866	20,653,371
Malibu Boats, Inc. Class A (a)	56,386	2,494,517
MasterCraft Boat Holdings, Inc. (a)	16,546	330,920
Polaris, Inc.	54,571	4,500,470
Sturm, Ruger & Co., Inc.	15,661	688,458
Topgolf Callaway Brands Corp. (a)(c)	159,389	1,954,109
YETI Holdings, Inc. (a)	8,687	370,414
		30,992,259
Specialty Retail - 2.6%
1-800-FLOWERS.com, Inc. Class A (a)	1,799	15,885
Abercrombie & Fitch Co. Class A (a)	7,141	541,930
Academy Sports & Outdoors, Inc.	76,964	3,915,159
Advance Auto Parts, Inc. (c)	61,857	3,141,717
America's Car Mart, Inc. (a)	217	17,332
AutoNation, Inc. (a)	93	12,580
Bath & Body Works, Inc.	233,025	7,601,276
Boot Barn Holdings, Inc. (a)	51,539	3,776,778
Burlington Stores, Inc. (a)	94,104	15,959,097
Caleres, Inc. (c)	65,682	1,994,106
CarParts.com, Inc. (a)	295,632	904,634
Carvana Co. Class A (a)	2,071	64,864
Dick's Sporting Goods, Inc.	56,370	7,333,737
Duluth Holdings, Inc. (a)	257	1,288
Five Below, Inc. (a)	69,257	13,052,174
Floor & Decor Holdings, Inc. Class A (a)(c)	24,805	2,274,867
Foot Locker, Inc. (c)	152,207	4,098,935
Group 1 Automotive, Inc. (c)	18,343	5,174,560
GrowGeneration Corp. (a)	9,807	26,087
Guess?, Inc.	1,264	27,833
Haverty Furniture Companies, Inc. (c)	97,664	3,060,790
Leslie's, Inc. (a)(c)	265,689	1,309,847
Lithia Motors, Inc. Class A (sub. vtg.) (c)	43,523	11,620,206
MarineMax, Inc. (a)	1,163	34,692
Monro, Inc. (c)	29,663	857,854
Murphy U.S.A., Inc.	85,548	31,614,263
MYT Netherlands Parent BV ADR (a)	281,692	873,245
National Vision Holdings, Inc. (a)	729,562	13,460,419
Penske Automotive Group, Inc. (c)	42,356	6,323,751
Petco Health & Wellness Co., Inc. (a)	102,364	309,139
Revolve Group, Inc. (a)(c)	338,698	4,511,457
RH (a)	14,388	3,884,328
Sally Beauty Holdings, Inc. (a)	567,309	5,485,878
Signet Jewelers Ltd. (c)	85,462	7,023,267
Stitch Fix, Inc. (a)	17,339	64,848
The Aaron's Co., Inc.	174,071	1,533,566
The Buckle, Inc.	75,453	2,909,468
The Children's Place, Inc. (a)	2,458	55,920
The ODP Corp. (a)	66,800	3,042,740
Upbound Group, Inc.	915	26,627
Valvoline, Inc. (c)	617,506	21,143,405
Warby Parker, Inc. (a)	395,331	4,115,396
Wayfair LLC Class A (a)	46,078	2,571,152
Williams-Sonoma, Inc. (c)	97,843	18,349,476
		214,116,573
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	49,100	2,378,404
Crocs, Inc. (a)	51,870	5,477,991
Deckers Outdoor Corp. (a)	29,510	19,593,755
Fossil Group, Inc. (a)	1,317	1,449
G-III Apparel Group Ltd. (a)	2,456	70,659
PVH Corp.	139,782	13,667,884
Ralph Lauren Corp.	88,961	11,509,774
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	289,384	17,047,611
Steven Madden Ltd.	132,163	5,011,621
Tapestry, Inc.	222,597	7,049,647
Under Armour, Inc. Class C (non-vtg.) (a)(c)	861,687	6,600,522
		88,409,317
TOTAL CONSUMER DISCRETIONARY		807,049,352
CONSUMER STAPLES - 4.0%
Beverages - 0.4%
Celsius Holdings, Inc. (a)(c)	66,504	3,292,613
Coca-Cola Bottling Co. Consolidated	4,349	3,194,427
Duckhorn Portfolio, Inc. (a)	40,302	413,902
Molson Coors Beverage Co. Class B	263,869	16,238,498
National Beverage Corp. (a)(c)	28,627	1,360,928
Primo Water Corp.	672,963	9,670,478
		34,170,846
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	149,300	3,250,261
Andersons, Inc.	874	43,578
BJ's Wholesale Club Holdings, Inc. (a)	496,617	32,071,526
Casey's General Stores, Inc.	48,804	13,440,622
Grocery Outlet Holding Corp. (a)	74,770	2,109,262
Ingles Markets, Inc. Class A	106,729	8,711,221
Performance Food Group Co. (a)	356,792	23,209,320
PriceSmart, Inc.	28,838	1,943,393
SpartanNash Co.	74,111	1,643,041
Sprouts Farmers Market LLC (a)	130,042	5,602,209
U.S. Foods Holding Corp. (a)	98,773	4,329,221
Weis Markets, Inc. (c)	15,503	935,606
		97,289,260
Food Products - 1.2%
Conagra Brands, Inc.	106,200	3,004,398
Flowers Foods, Inc.	167,149	3,478,371
Fresh Del Monte Produce, Inc.	6,352	144,826
Freshpet, Inc. (a)(c)	27,477	1,949,493
Ingredion, Inc.	141,266	14,478,352
John B. Sanfilippo & Son, Inc.	8,464	779,027
Lamb Weston Holdings, Inc.	326,205	32,630,286
Lancaster Colony Corp. (c)	73,148	12,135,253
Nomad Foods Ltd. (a)	1,122,399	18,126,744
Pilgrim's Pride Corp. (a)	13,184	336,983
SunOpta, Inc. (a)	1,457,629	7,200,687
The Hain Celestial Group, Inc. (a)	356,708	3,770,404
The Simply Good Foods Co. (a)	57,561	2,229,913
Tootsie Roll Industries, Inc.	16,190	535,727
Vital Farms, Inc. (a)	29,885	398,068
		101,198,532
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	11,834	429,338
Reynolds Consumer Products, Inc.	275,500	7,229,120
Spectrum Brands Holdings, Inc. (c)	204,331	14,166,268
WD-40 Co.	12,825	3,102,111
		24,926,837
Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	59,391	3,141,784
elf Beauty, Inc. (a)	224,997	26,569,896
Herbalife Ltd. (a)(c)	152,502	1,964,226
Inter Parfums, Inc.	66,876	8,370,200
MediFast, Inc. (c)	11,426	758,458
Nu Skin Enterprises, Inc. Class A	46,091	784,469
The Honest Co., Inc. (a)(c)	3,527,072	8,429,702
USANA Health Sciences, Inc. (a)	10,578	499,916
		50,518,651
Tobacco - 0.3%
Turning Point Brands, Inc.	272,240	6,215,239
Universal Corp.	275	15,472
Vector Group Ltd.	1,651,106	17,683,345
		23,914,056
TOTAL CONSUMER STAPLES		332,018,182
ENERGY - 3.6%
Energy Equipment & Services - 0.6%
Borr Drilling Ltd. (a)	264,972	1,669,324
Cactus, Inc.	39,629	1,683,836
Championx Corp.	493,219	14,461,181
Expro Group Holdings NV (a)	169,631	2,637,762
Helix Energy Solutions Group, Inc. (a)	4,214	39,274
Helmerich & Payne, Inc.	24,805	898,685
Noble Corp. PLC	56,218	2,593,899
Patterson-UTI Energy, Inc.	112,892	1,321,965
ProPetro Holding Corp. (a)	192,193	1,750,878
RPC, Inc.	13,398	97,136
Select Water Solutions, Inc. Class A (c)	200,903	1,498,736
TechnipFMC PLC (c)	664,348	13,765,291
Tidewater, Inc. (a)	32,101	1,928,628
U.S. Silica Holdings, Inc. (a)	142,841	1,611,246
Weatherford International PLC (a)	56,520	5,125,799
		51,083,640
Oil, Gas & Consumable Fuels - 3.0%
APA Corp.	114,935	4,137,660
Ardmore Shipping Corp. (c)	35,030	476,408
Berry Corp.	177,200	1,272,296
California Resources Corp. (c)	62,900	3,221,109
Callon Petroleum Co. (a)	50,300	1,572,881
Cameco Corp. (c)	427,955	19,651,694
Chesapeake Energy Corp. (c)	27,858	2,237,276
Civitas Resources, Inc. (c)	39,600	2,720,124
CNX Resources Corp. (a)	112,300	2,342,578
CONSOL Energy, Inc.	30,126	3,213,540
Crescent Energy, Inc. Class A (c)	35,205	401,337
Crescent Point Energy Corp. (c)	481,564	3,390,211
CVR Energy, Inc.	20,752	659,291
Delek U.S. Holdings, Inc.	206,771	5,611,765
DHT Holdings, Inc.	498,211	4,962,182
DT Midstream, Inc. (c)	139,040	7,965,602
Enerplus Corp.	123,908	1,965,181
Enviva, Inc.	1,274	1,554
Green Plains, Inc. (a)	191,843	4,773,054
HF Sinclair Corp.	503,006	26,397,755
International Seaways, Inc.	113,820	5,194,745
Kosmos Energy Ltd. (a)	806,724	5,477,656
Magnolia Oil & Gas Corp. Class A	411,498	8,847,207
Matador Resources Co.	148,703	8,606,930
National Energy Services Reunited Corp. (a)	238,866	1,134,614
Navigator Holdings Ltd. (c)	287,428	4,196,449
New Fortress Energy, Inc. (c)	338,149	13,011,974
Nordic American Tanker Shipping Ltd.	578,495	2,244,561
Northern Oil & Gas, Inc.	103,214	3,862,268
Overseas Shipholding Group, Inc. (a)	423,293	2,052,971
Ovintiv, Inc.	125,443	5,562,143
Par Pacific Holdings, Inc. (a)	112,411	3,852,325
PBF Energy, Inc. Class A	143,392	6,366,605
Permian Resource Corp. Class A (c)	798,483	10,492,067
Plains GP Holdings LP Class A	30,372	490,812
Range Resources Corp.	68,533	2,227,323
Rex American Resources Corp. (a)	1,026	50,295
Scorpio Tankers, Inc.	131,303	7,207,222
SM Energy Co.	420,015	15,729,562
Southwestern Energy Co. (a)	209,602	1,381,277
Texas Pacific Land Corp.	53	88,613
Unit Corp.	29,101	1,545,845
Viper Energy, Inc.	814,707	25,109,270
Vital Energy, Inc. (a)	272	12,196
Vitesse Energy, Inc. (c)	13,405	316,760
Whitecap Resources, Inc.	933,119	6,475,846
World Kinect Corp. (c)	319,229	6,716,578
		245,227,612
TOTAL ENERGY		296,311,252
FINANCIALS - 11.8%
Banks - 3.2%
1st Source Corp.	1,410	68,145
Ameris Bancorp	48,109	2,048,481
Axos Financial, Inc. (a)	637	24,378
Banc of California, Inc.	608	7,028
Bancorp, Inc., Delaware (a)	51,675	2,015,842
Bank OZK	986	41,274
BankUnited, Inc.	187,614	5,176,270
Berkshire Hills Bancorp, Inc.	102,709	2,149,699
Brookline Bancorp, Inc., Delaware	971	9,254
Cathay General Bancorp	102,900	3,774,372
Citizens Financial Group, Inc.	86,200	2,350,674
Coastal Financial Corp. of Washington (a)	12,053	470,911
Columbia Banking Systems, Inc.	364,548	8,176,812
Comerica, Inc.	221,917	10,035,087
Commerce Bancshares, Inc.	181,180	9,162,273
ConnectOne Bancorp, Inc.	8,912	175,210
CrossFirst Bankshares, Inc. (a)	5,944	66,692
Cullen/Frost Bankers, Inc.	114,295	11,234,056
Customers Bancorp, Inc. (a)	661	29,791
Dime Community Bancshares, Inc.	62,427	1,254,783
East West Bancorp, Inc.	291,258	18,325,953
Eastern Bankshares, Inc.	2,759	32,998
Enterprise Financial Services Corp.	8,942	350,616
Equity Bancshares, Inc.	825	20,815
Esquire Financial Holdings, Inc.	6,508	303,078
FB Financial Corp.	6,010	201,696
Fifth Third Bancorp	94,000	2,721,300
First Bancorp, Puerto Rico	486,910	7,303,650
First Citizens Bancshares, Inc.	19,460	28,565,139
First Financial Bankshares, Inc.	2,007	52,684
First Hawaiian, Inc.	380,500	7,476,825
First Interstate Bancsystem, Inc.	276,633	7,162,028
First Merchants Corp.	65,275	2,001,984
Flushing Financial Corp.	1,003	14,172
FNB Corp., Pennsylvania	166,952	2,001,754
Fulton Financial Corp.	203,500	2,895,805
Hancock Whitney Corp.	133,482	5,506,133
Hanmi Financial Corp.	108,800	1,810,432
Heartland Financial U.S.A., Inc.	1,133	35,044
Heritage Commerce Corp.	5,587	47,434
HomeStreet, Inc.	81,800	552,150
HomeTrust Bancshares, Inc.	2,595	59,893
Hope Bancorp, Inc.	278,100	2,725,380
Horizon Bancorp, Inc. Indiana	10,022	109,140
Huntington Bancshares, Inc.	266,017	2,995,351
Independent Bank Corp.	2,193	47,413
Independent Bank Group, Inc.	1,029	39,802
International Bancshares Corp.	9,601	430,797
KeyCorp	239,300	2,964,927
Lakeland Bancorp, Inc.	21,109	261,541
Live Oak Bancshares, Inc.	2,406	80,842
Luther Burbank Corp.	2,736	23,448
Mercantile Bank Corp.	647	22,250
Metropolitan Bank Holding Corp. (a)	503	19,602
Midland States Bancorp, Inc.	3,825	86,369
New York Community Bancorp, Inc.	682,311	6,420,547
OceanFirst Financial Corp.	861	11,933
OFG Bancorp (c)	100,700	3,379,492
Old National Bancorp, Indiana	232,635	3,463,935
PacWest Bancorp	112,216	846,109
Pathward Financial, Inc.	25,428	1,260,975
Peapack-Gladstone Financial Corp.	49,635	1,232,933
Peoples Bancorp, Inc.	40,051	1,178,701
Pinnacle Financial Partners, Inc.	62,454	4,532,287
Preferred Bank, Los Angeles	50,582	3,117,369
Premier Financial Corp.	12,918	257,972
RBB Bancorp	2,074	31,691
Regions Financial Corp.	259,200	4,323,456
Sandy Spring Bancorp, Inc.	957	21,073
ServisFirst Bancshares, Inc.	127,627	6,529,397
Southside Bancshares, Inc.	332	9,107
Southstate Corp.	53,529	3,963,822
Summit Financial Group, Inc.	3,586	83,805
Texas Capital Bancshares, Inc. (a)	105,089	5,767,284
UMB Financial Corp.	2,963	212,329
United Bankshares, Inc., West Virginia	3,103	102,740
Univest Corp. of Pennsylvania	2,310	43,636
Veritex Holdings, Inc.	102,500	1,961,850
Webster Financial Corp.	145,202	6,512,310
WesBanco, Inc.	48,800	1,299,056
Westamerica Bancorp.	25,177	1,276,726
Western Alliance Bancorp.	318,266	16,301,585
Wintrust Financial Corp.	365,426	31,306,045
Zions Bancorp NA	221,835	7,903,981
		268,871,623
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	50,612	6,860,457
Ares Management Corp.	22,121	2,483,082
Artisan Partners Asset Management, Inc. (c)	68,649	2,584,635
Assetmark Financial Holdings, Inc. (a)	1,520	38,973
BGC Group, Inc. Class A	468,380	3,044,470
Blue Owl Capital, Inc. Class A (c)	136,742	1,843,282
Carlyle Group LP (c)	358,847	12,301,275
Cboe Global Markets, Inc.	150,331	27,388,805
Cohen & Steers, Inc. (c)	26,182	1,531,385
Diamond Hill Investment Group, Inc.	2,807	450,776
Donnelley Financial Solutions, Inc. (a)	30,300	1,788,306
Evercore, Inc. Class A	168,134	24,808,172
FactSet Research Systems, Inc.	24,009	10,887,121
Federated Hermes, Inc.	80,346	2,556,610
Hamilton Lane, Inc. Class A	34,278	3,354,102
Houlihan Lokey	80,810	8,704,853
Invesco Ltd.	91,572	1,306,732
Janus Henderson Group PLC	769	20,140
Jefferies Financial Group, Inc.	127,133	4,505,594
LPL Financial	118,888	26,428,802
MarketAxess Holdings, Inc.	54,073	12,984,009
Moelis & Co. Class A (c)	216,406	10,268,465
Morningstar, Inc.	27,387	7,760,380
P10, Inc. (c)	762,369	7,776,164
PJT Partners, Inc.	49,267	4,436,986
SEI Investments Co.	95,728	5,616,362
Sprott, Inc. (c)	273,858	8,911,339
StepStone Group, Inc. Class A	308,949	7,915,273
Stifel Financial Corp.	95,389	5,820,637
Tradeweb Markets, Inc. Class A	102,317	9,914,517
Victory Capital Holdings, Inc.	67,736	2,177,712
Virtu Financial, Inc. Class A	490,581	8,820,646
WisdomTree Investments, Inc.	1,130,205	7,357,635
XP, Inc. Class A	10,022	233,412
		242,881,109
Consumer Finance - 0.4%
Ally Financial, Inc.	137,800	4,026,516
Atlanticus Holdings Corp. (a)	253	7,810
Credit Acceptance Corp. (a)	168	76,776
Encore Capital Group, Inc. (a)	912	40,858
Enova International, Inc. (a)	35,990	1,482,788
FirstCash Holdings, Inc.	51,212	5,735,744
LendingTree, Inc. (a)	6,706	118,696
MoneyLion, Inc. (a)	630	25,969
Navient Corp. (c)	326,000	5,584,380
Nelnet, Inc. Class A	1,963	164,696
OneMain Holdings, Inc.	8,632	365,134
PRA Group, Inc. (a)	6,426	119,074
PROG Holdings, Inc. (a)	78,766	2,147,161
Regional Management Corp.	73,274	1,620,821
SLM Corp.	740,018	11,122,471
World Acceptance Corp. (a)	30	3,344
		32,642,238
Financial Services - 2.3%
Acacia Research Corp. (a)(c)	2,549,832	9,281,388
Affirm Holdings, Inc. (a)	16,495	567,593
Banco Latinoamericano de Comer Series E	75,700	1,844,809
Cannae Holdings, Inc. (a)	500,938	8,996,846
Cass Information Systems, Inc. (c)	10,781	445,794
Enact Holdings, Inc.	68,192	1,889,600
Essent Group Ltd.	78,300	3,785,022
Euronet Worldwide, Inc. (a)	314,529	27,433,219
EVERTEC, Inc. (c)	225,159	8,324,128
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	32,360	5,366,582
FleetCor Technologies, Inc. (a)	44,924	10,804,222
Flywire Corp. (a)	72,639	1,692,489
i3 Verticals, Inc. Class A (a)	93,833	1,888,858
International Money Express, Inc. (a)	117,410	2,447,999
Jack Henry & Associates, Inc.	125,000	19,836,250
MGIC Investment Corp.	261,047	4,591,817
NCR Atleos Corp.	190,158	4,223,409
NMI Holdings, Inc. (a)	149,364	4,107,510
Nuvei Corp. (d)	121,969	2,504,024
PagSeguro Digital Ltd. (a)	71,273	718,432
Payoneer Global, Inc. (a)	1,215,604	6,296,829
PennyMac Financial Services, Inc.	29,338	2,282,203
Radian Group, Inc.	373,403	9,600,191
Repay Holdings Corp. (a)	274,730	2,060,475
Shift4 Payments, Inc. (a)	132,711	8,735,038
StoneCo Ltd. Class A (a)	16,141	251,800
The Western Union Co.	154,700	1,799,161
Toast, Inc. (a)	7,165	106,544
Voya Financial, Inc. (c)	65,370	4,674,609
Walker & Dunlop, Inc. (c)	23,890	2,007,238
WEX, Inc. (a)	169,485	29,927,661
		188,491,740
Insurance - 2.9%
American Equity Investment Life Holding Co.	59,653	3,290,459
American Financial Group, Inc.	116,081	13,278,506
Assurant, Inc.	14,942	2,510,555
Assured Guaranty Ltd.	61,736	4,192,492
Axis Capital Holdings Ltd.	248,032	13,974,123
Brown & Brown, Inc.	235,149	17,575,036
CNA Financial Corp.	148,634	6,261,950
CNO Financial Group, Inc.	271,075	7,183,488
Crawford & Co.:
Class A (c)	410,965	4,594,589
Class B	124,426	1,281,588
Erie Indemnity Co. Class A	23,567	6,967,348
Everest Re Group Ltd.	73,036	29,984,930
Fidelity National Financial, Inc.	123,218	5,525,095
First American Financial Corp.	62,800	3,742,880
Genworth Financial, Inc. Class A (a)	1,903,678	11,212,663
Globe Life, Inc.	10,634	1,309,364
Goosehead Insurance (a)(c)	19,661	1,440,758
Hanover Insurance Group, Inc.	33,142	4,119,551
Kemper Corp.	80,500	3,560,515
Kinsale Capital Group, Inc. (c)	50,169	17,564,167
Lincoln National Corp.	80,400	1,911,912
Mercury General Corp.	370	13,783
Old Republic International Corp.	209,200	6,131,652
Oscar Health, Inc. (a)	11,976	101,796
Primerica, Inc.	34,229	7,171,318
Reinsurance Group of America, Inc.	40,306	6,572,296
RenaissanceRe Holdings Ltd.	29,997	6,430,157
RLI Corp.	145,911	19,785,532
Ryan Specialty Group Holdings, Inc. (a)	45,581	2,090,800
Selective Insurance Group, Inc.	3,864	392,930
Universal Insurance Holdings, Inc.	16,100	273,056
Unum Group	161,341	6,937,663
W.R. Berkley Corp.	25,894	1,878,610
White Mountains Insurance Group Ltd. (c)	13,419	20,556,834
		239,818,396
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	93,300	1,685,931
Granite Point Mortgage Trust, Inc.	35,987	197,929
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	379	9,176
KKR Real Estate Finance Trust, Inc.	104	1,306
Redwood Trust, Inc.	266,700	1,896,237
		3,790,579
TOTAL FINANCIALS		976,495,685
HEALTH CARE - 10.5%
Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (a)	22,745	506,759
Agios Pharmaceuticals, Inc. (a)(c)	149,232	3,317,427
Akero Therapeutics, Inc. (a)	16,170	270,686
Arcturus Therapeutics Holdings, Inc. (a)	131,865	3,156,848
Arcus Biosciences, Inc. (a)	29,197	439,707
Ascendis Pharma A/S sponsored ADR (a)(c)	7,025	705,521
Blueprint Medicines Corp. (a)	21,842	1,521,077
BridgeBio Pharma, Inc. (a)	28,790	826,561
Catalyst Pharmaceutical Partners, Inc. (a)	143,430	2,069,695
Crinetics Pharmaceuticals, Inc. (a)	201,962	6,420,372
Emergent BioSolutions, Inc. (a)	69,028	147,720
Enanta Pharmaceuticals, Inc. (a)	1,230	11,488
Exact Sciences Corp. (a)	14,361	919,104
Exelixis, Inc. (a)	88,122	1,921,941
Fate Therapeutics, Inc. (a)	7,099	17,677
Halozyme Therapeutics, Inc. (a)	394,455	15,229,908
Incyte Corp. (a)	30,300	1,646,502
Insmed, Inc. (a)	257,061	6,431,666
Intellia Therapeutics, Inc. (a)	20,938	620,393
Ionis Pharmaceuticals, Inc. (a)	48	2,375
Ironwood Pharmaceuticals, Inc. Class A (a)	459,600	4,550,040
iTeos Therapeutics, Inc. (a)	24,133	225,885
Karuna Therapeutics, Inc. (a)	5,646	1,079,572
Legend Biotech Corp. ADR (a)	95,259	5,793,652
Madrigal Pharmaceuticals, Inc. (a)	3,705	753,227
Moonlake Immunotherapeutics (a)(c)	11,520	505,843
Myriad Genetics, Inc. (a)	118,293	2,258,213
Natera, Inc. (a)	197,994	11,077,764
Neurocrine Biosciences, Inc. (a)	74,501	8,686,072
Nurix Therapeutics, Inc. (a)	2,100	13,062
Oyster Point Pharma, Inc. rights (a)(b)	203,167	2
PTC Therapeutics, Inc. (a)	11,775	271,061
Relay Therapeutics, Inc. (a)	242,626	1,919,172
Repare Therapeutics, Inc. (a)	2,724	14,029
Repligen Corp. (a)(c)	39,191	6,162,785
Sage Therapeutics, Inc. (a)	1,203	23,555
Sarepta Therapeutics, Inc. (a)	7,853	638,292
SpringWorks Therapeutics, Inc. (a)(c)	149,954	4,557,102
Ultragenyx Pharmaceutical, Inc. (a)	127,032	4,935,193
United Therapeutics Corp. (a)	115,318	27,676,320
Vanda Pharmaceuticals, Inc. (a)	19,150	71,238
Vaxcyte, Inc. (a)	20,489	1,060,716
Veracyte, Inc. (a)	400,732	10,258,739
Viking Therapeutics, Inc. (a)	314,892	3,847,980
Vir Biotechnology, Inc. (a)	49,040	465,390
Xenon Pharmaceuticals, Inc. (a)	19,249	704,128
		143,732,459
Health Care Equipment & Supplies - 3.1%
Abiomed, Inc. (b)	14,700	40,866
Align Technology, Inc. (a)	14,760	3,155,688
Angiodynamics, Inc. (a)	28,597	186,738
Atricure, Inc. (a)	44,165	1,566,974
Atrion Corp. (c)	1,254	386,671
AxoGen, Inc. (a)	1,085,739	7,111,590
Bausch + Lomb Corp. (a)(c)	193,514	2,982,051
Embecta Corp.	214,969	3,942,531
Enovis Corp. (a)	7,743	382,969
Envista Holdings Corp. (a)	761,686	17,282,655
Globus Medical, Inc. (a)	310,866	13,964,101
Haemonetics Corp. (a)	68,414	5,532,640
ICU Medical, Inc. (a)	68,784	6,036,484
Inari Medical, Inc. (a)	30,970	1,848,599
InMode Ltd. (a)	17,492	415,435
Inogen, Inc. (a)	35,177	204,730
Insulet Corp. (a)	54,523	10,309,754
Integra LifeSciences Holdings Corp. (a)	302,945	11,872,415
iRhythm Technologies, Inc. (a)	16,677	1,422,215
Lantheus Holdings, Inc. (a)	363,941	26,065,454
LeMaitre Vascular, Inc.	15,094	795,454
Masimo Corp. (a)	36,677	3,438,836
Merit Medical Systems, Inc. (a)	363,627	26,021,148
Neogen Corp. (a)	430,242	7,301,207
Nevro Corp. (a)	256,898	4,449,473
Novocure Ltd. (a)	32,554	399,438
Omnicell, Inc. (a)	49,126	1,638,843
Penumbra, Inc. (a)	872	193,662
QuidelOrtho Corp. (a)	507,537	34,883,018
Shockwave Medical, Inc. (a)	4,450	776,748
Staar Surgical Co. (a)	1,919	60,180
STERIS PLC	145,303	29,197,185
Tandem Diabetes Care, Inc. (a)	217,034	4,392,768
Teleflex, Inc.	32,130	7,251,420
The Cooper Companies, Inc.	35,605	11,996,037
TransMedics Group, Inc. (a)(c)	72,282	5,470,302
Varex Imaging Corp. (a)	2,917	54,985
		253,031,264
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	261,192	19,064,404
AdaptHealth Corp. (a)	246	2,086
Amedisys, Inc. (a)	18,743	1,753,970
AMN Healthcare Services, Inc. (a)	151,963	10,303,091
Castle Biosciences, Inc. (a)	329,861	6,593,921
Chemed Corp.	83,218	47,184,606
Corvel Corp. (a)	8,740	1,825,436
Cross Country Healthcare, Inc. (a)	913	18,507
DaVita HealthCare Partners, Inc. (a)	35,500	3,601,830
dentalcorp Holdings Ltd. (a)(c)	2,609,069	10,459,733
DocGo, Inc. Class A (a)(c)	766,018	4,328,002
Encompass Health Corp.	515,119	33,570,305
Guardant Health, Inc. (a)	53,679	1,351,100
HealthEquity, Inc. (a)	320,790	21,499,346
Henry Schein, Inc. (a)	396,740	26,474,460
Hims & Hers Health, Inc. (a)	619,607	5,508,306
Molina Healthcare, Inc. (a)	62,482	22,840,920
National Research Corp. Class A	13,254	549,113
Owens & Minor, Inc. (a)	3,781	75,166
Patterson Companies, Inc.	149,259	3,792,671
Pediatrix Medical Group, Inc. (a)	390,331	3,270,974
Premier, Inc.	75,382	1,552,115
Progyny, Inc. (a)	42,758	1,469,165
Quest Diagnostics, Inc.	23,900	3,279,797
RadNet, Inc. (a)	107,973	3,587,943
Select Medical Holdings Corp.	84,800	1,916,480
Surgery Partners, Inc. (a)	756	24,759
Tenet Healthcare Corp. (a)	124	8,557
The Ensign Group, Inc.	9,366	1,002,818
Universal Health Services, Inc. Class B	96,759	13,302,427
		250,212,008
Health Care Technology - 0.5%
American Well Corp. (a)	2,375	3,016
Certara, Inc. (a)	991,091	14,281,621
Doximity, Inc. (a)(c)	613,579	14,265,712
HealthStream, Inc.	22,902	572,550
iCAD, Inc. (a)	678,124	1,091,780
Phreesia, Inc. (a)	5,345	82,366
Simulations Plus, Inc. (c)	14,926	585,099
Teladoc Health, Inc. (a)	65,215	1,183,000
Veradigm, Inc. (a)	654,868	7,517,885
		39,583,029
Life Sciences Tools & Services - 1.8%
Avantor, Inc. (a)	610,039	12,920,626
Azenta, Inc. (a)	147,861	8,334,925
Bio-Rad Laboratories, Inc. Class A (a)	54,858	16,727,301
Bio-Techne Corp.	226,208	14,228,483
BioLife Solutions, Inc. (a)	173,335	2,144,154
Bruker Corp.	84,051	5,470,880
CryoPort, Inc. (a)	88,242	1,237,153
Fortrea Holdings, Inc.	283,077	8,333,787
Gerresheimer AG	34,026	3,216,690
Harvard Bioscience, Inc. (a)	227,660	969,832
ICON PLC (a)	53,362	14,244,452
MaxCyte, Inc. (a)(c)	1,845,960	8,768,310
Medpace Holdings, Inc. (a)	49,150	13,305,888
Pacific Biosciences of California, Inc. (a)	30,853	261,633
Quanterix Corp. (a)	640,329	15,348,686
Seer, Inc. (a)	40,712	65,546
Sotera Health Co. (a)(c)	686,490	9,370,589
West Pharmaceutical Services, Inc.	30,281	10,621,364
		145,570,299
Pharmaceuticals - 0.4%
Amphastar Pharmaceuticals, Inc. (a)	102,448	5,769,871
Arvinas Holding Co. LLC (a)	197,937	4,348,676
Atea Pharmaceuticals, Inc. (a)	62,986	188,328
Corcept Therapeutics, Inc. (a)	110,546	2,815,607
Harmony Biosciences Holdings, Inc. (a)	865	25,137
Innoviva, Inc. (a)	7,753	107,379
Intra-Cellular Therapies, Inc. (a)	118,033	7,243,685
Jazz Pharmaceuticals PLC (a)	51,800	6,124,314
Nuvation Bio, Inc. (a)	32,930	40,833
Pacira Biosciences, Inc. (a)	488	13,313
Perrigo Co. PLC	45,667	1,391,017
Phathom Pharmaceuticals, Inc. (a)(c)	229,213	1,602,199
Prestige Brands Holdings, Inc. (a)	46,953	2,692,755
Royalty Pharma PLC	55,062	1,490,528
Tilray Brands, Inc. Class 2 (a)	15,485	28,028
Viatris, Inc.	235,900	2,165,562
		36,047,232
TOTAL HEALTH CARE		868,176,291
INDUSTRIALS - 18.5%
Aerospace & Defense - 1.5%
AAR Corp. (a)	3,072	212,890
Axon Enterprise, Inc. (a)	71,326	16,395,708
BWX Technologies, Inc.	245,526	19,158,394
Curtiss-Wright Corp.	60,685	12,980,522
Hexcel Corp.	28,103	1,947,819
Howmet Aerospace, Inc.	254,268	13,374,497
Huntington Ingalls Industries, Inc.	14,453	3,425,650
Kratos Defense & Security Solutions, Inc. (a)	510,077	9,716,967
Leonardo DRS, Inc. (a)	192,760	3,552,567
Mercury Systems, Inc. (a)	347,378	11,911,592
Moog, Inc. Class A	29,500	4,130,295
Rheinmetall AG ADR	190,761	11,465,690
Rocket Lab U.S.A., Inc. Class A (a)(c)	220,266	964,765
Spirit AeroSystems Holdings, Inc. Class A (a)	241,411	6,636,388
Textron, Inc.	126,170	9,672,192
V2X, Inc. (a)	5,052	214,205
		125,760,141
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	670,467	10,667,130
Forward Air Corp.	57,164	3,631,629
GXO Logistics, Inc. (a)	178,882	10,063,901
Hub Group, Inc. Class A (a)	31,985	2,416,467
		26,779,127
Building Products - 1.7%
A.O. Smith Corp.	131,260	9,891,754
Advanced Drain Systems, Inc.	338	40,935
American Woodmark Corp. (a)	1,672	121,053
Apogee Enterprises, Inc.	70,192	3,165,659
Armstrong World Industries, Inc.	111,654	9,469,376
Builders FirstSource, Inc. (a)	163,867	21,976,203
Carlisle Companies, Inc.	60,445	16,949,382
Fortune Brands Home & Security, Inc.	248,556	17,008,687
Gibraltar Industries, Inc. (a)	81,982	5,508,371
Hayward Holdings, Inc. (a)	759,307	8,952,230
Jeld-Wen Holding, Inc. (a)	8,760	139,985
Lennox International, Inc.	24,264	9,867,198
Masonite International Corp. (a)	23,708	2,106,456
Owens Corning	80,500	10,914,190
Quanex Building Products Corp.	537	16,534
Simpson Manufacturing Co. Ltd.	67,282	11,234,076
Tecnoglass, Inc.	180,241	6,281,399
The AZEK Co., Inc. (a)	59,873	2,065,020
Trex Co., Inc. (a)	91,620	6,438,137
		142,146,645
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	142,017	5,821,277
ACCO Brands Corp.	96,400	518,632
ACV Auctions, Inc. Class A (a)	1,737,388	27,155,374
Brady Corp. Class A	83,953	4,724,035
Casella Waste Systems, Inc. Class A (a)	178,412	14,429,963
Cimpress PLC (a)	108,564	7,652,676
Civeo Corp.	1,895	41,273
CoreCivic, Inc. (a)	1,200,492	17,371,119
Deluxe Corp. (c)	56,100	1,026,069
Driven Brands Holdings, Inc. (a)	514,807	6,769,712
Ennis, Inc.	22,908	486,337
GFL Environmental, Inc.	98,122	2,816,101
Healthcare Services Group, Inc.	23,859	231,671
Matthews International Corp. Class A	21,880	747,202
Millerknoll, Inc. (c)	93,500	2,412,300
MSA Safety, Inc.	98,733	17,193,365
RB Global, Inc. (c)	457,345	29,123,730
Steelcase, Inc. Class A	2,028	24,965
Stericycle, Inc. (a)(c)	370,996	17,425,682
Tetra Tech, Inc.	27,980	4,425,037
The Brink's Co.	233,776	18,444,926
UniFirst Corp.	72,296	12,478,290
Viad Corp. (a)	108,233	3,604,159
Waste Connections, Inc. (United States)	108,024	14,636,172
		209,560,067
Construction & Engineering - 1.1%
AECOM	14,272	1,268,210
Argan, Inc.	104,006	4,850,840
Comfort Systems U.S.A., Inc.	37,715	7,300,870
Dycom Industries, Inc. (a)	84,126	8,738,168
EMCOR Group, Inc.	78,847	16,756,564
Fluor Corp. (a)	213,041	8,101,949
Granite Construction, Inc. (c)	72,345	3,324,253
MasTec, Inc. (a)	137,445	8,334,665
Matrix Service Co. (a)	262,501	2,614,510
MDU Resources Group, Inc.	245,929	4,707,081
MYR Group, Inc. (a)	1,422	176,925
Primoris Services Corp.	3,144	95,452
Valmont Industries, Inc.	12,190	2,676,558
Willscot Mobile Mini Holdings (a)	599,695	25,019,275
		93,965,320
Electrical Equipment - 1.7%
Acuity Brands, Inc. (c)	69,704	12,495,139
Atkore, Inc. (a)	340,687	44,255,241
Encore Wire Corp. (c)	23,080	4,253,644
EnerSys	47,014	4,159,799
Generac Holdings, Inc. (a)	98,287	11,506,459
Hubbell, Inc. Class B	47,471	14,241,300
nVent Electric PLC	49,939	2,659,252
Regal Rexnord Corp.	47,925	5,741,415
Sensata Technologies, Inc. PLC	656,029	21,327,503
Shoals Technologies Group, Inc. (a)	772,396	10,697,685
Vertiv Holdings Co.	145,201	6,339,476
Vicor Corp. (a)	890	32,547
		137,709,460
Ground Transportation - 0.8%
ArcBest Corp.	115,680	13,787,899
Heartland Express, Inc. (c)	229,148	3,075,166
Knight-Swift Transportation Holdings, Inc. Class A	380,971	20,488,620
Landstar System, Inc. (c)	93,440	16,132,416
Ryder System, Inc.	42,000	4,499,880
Saia, Inc. (a)	6,098	2,380,598
XPO, Inc. (a)	25,329	2,185,386
		62,549,965
Machinery - 3.5%
AGCO Corp.	88,985	10,102,467
Albany International Corp. Class A	17,889	1,535,234
Allison Transmission Holdings, Inc.	295,127	15,783,392
Barnes Group, Inc.	41,319	1,089,995
Chart Industries, Inc. (a)(c)	108,093	14,055,333
Crane Co.	45,562	4,814,992
Donaldson Co., Inc.	114,591	6,971,716
Flowserve Corp.	51,369	1,965,378
Graco, Inc.	226,386	18,287,461
Hillenbrand, Inc.	36,500	1,414,010
Hillman Solutions Corp. Class A (a)	861,657	6,307,329
IDEX Corp.	72,792	14,680,691
Ingersoll Rand, Inc.	25,482	1,820,179
ITT, Inc.	69,337	7,507,117
John Bean Technologies Corp.	26,417	2,728,876
Kadant, Inc.	10,340	2,694,811
Kennametal, Inc.	23,358	544,475
Lincoln Electric Holdings, Inc.	139,534	27,636,104
Manitowoc Co., Inc. (a)	4,146	59,412
Middleby Corp. (a)	96,715	12,208,334
Mueller Industries, Inc. (c)	223,706	9,290,510
Nordson Corp.	114,066	26,844,292
Omega Flex, Inc. (c)	2,857	201,476
Oshkosh Corp.	97,118	9,448,610
Pentair PLC	6,838	441,325
RBC Bearings, Inc. (a)(c)	104,408	26,910,118
Shyft Group, Inc. (The)	6,910	76,494
Snap-On, Inc.	72,315	19,864,207
Tennant Co.	24,822	2,125,260
Terex Corp.	44,927	2,223,887
Timken Co.	26,700	1,933,080
Titan International, Inc. (a)	109,800	1,435,086
Toro Co.	334,770	27,785,910
Watts Water Technologies, Inc. Class A	25,897	4,985,431
		285,772,992
Marine Transportation - 0.5%
Kirby Corp. (a)	146,835	11,269,586
Matson, Inc.	274,377	26,277,085
Star Bulk Carriers Corp. (c)	279,382	5,939,661
		43,486,332
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	229,535	8,678,718
Hawaiian Holdings, Inc. (a)	39,069	175,420
JetBlue Airways Corp. (a)	283,050	1,251,081
United Airlines Holdings, Inc. (a)	49,900	1,966,060
		12,071,279
Professional Services - 3.6%
Alight, Inc. Class A (a)	6,586,914	50,389,892
Asure Software, Inc. (a)	367,440	2,928,497
Barrett Business Services, Inc.	6,171	678,501
Booz Allen Hamilton Holding Corp. Class A	45,146	5,649,119
Broadridge Financial Solutions, Inc.	39,972	7,747,373
CACI International, Inc. Class A (a)	62,759	20,142,501
CBIZ, Inc. (a)	412,480	23,878,467
Clarivate Analytics PLC (a)(c)	755,139	5,859,879
Concentrix Corp.	43,008	4,042,322
CSG Systems International, Inc.	25,453	1,252,033
Dun & Bradstreet Holdings, Inc.	564,900	5,982,291
ExlService Holdings, Inc. (a)	420,981	11,943,231
Exponent, Inc.	44,889	3,454,657
First Advantage Corp.	776,792	12,048,044
Forrester Research, Inc. (a)	80,219	1,939,695
Franklin Covey Co. (a)	10,449	406,257
FTI Consulting, Inc. (a)	41,118	9,064,874
Genpact Ltd.	251,747	8,549,328
Heidrick & Struggles International, Inc.	62,635	1,702,419
Huron Consulting Group, Inc. (a)	214	22,292
Insperity, Inc.	36,908	4,198,285
Jacobs Solutions, Inc.	23,301	2,963,421
KBR, Inc.	11,115	574,312
Kforce, Inc. (c)	18,066	1,259,200
Korn Ferry	76,790	3,973,115
LegalZoom.com, Inc. (a)	347,268	4,004,000
Manpower, Inc.	59,258	4,397,536
Marlowe PLC (a)(c)	1,873,683	8,799,404
Maximus, Inc.	8,554	714,173
Paycor HCM, Inc. (a)(c)	172,517	3,659,086
Paylocity Holding Corp. (a)	138,359	21,676,705
Robert Half, Inc. (c)	187,913	15,405,108
Science Applications International Corp.	66,070	7,757,279
SS&C Technologies Holdings, Inc.	255,382	14,367,791
TransUnion Holding Co., Inc.	213,790	12,553,749
TriNet Group, Inc. (a)	20,526	2,379,579
Ttec Holdings, Inc.	7,232	135,383
Upwork, Inc. (a)	726	10,229
Verra Mobility Corp. (a)	514,523	10,331,622
		296,841,649
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	40,547	6,490,358
Beacon Roofing Supply, Inc. (a)	72,164	5,799,099
BlueLinx Corp. (a)	5,194	456,293
Boise Cascade Co.	13,376	1,461,997
Core & Main, Inc. (a)	235,990	8,266,730
Custom Truck One Source, Inc. Class A (a)	600,138	3,486,802
EVI Industries, Inc. (c)	216,144	5,598,130
GATX Corp.	225	24,525
GMS, Inc. (a)	1,668	112,824
Herc Holdings, Inc.	61,370	7,589,014
Hudson Technologies, Inc. (a)	702,068	8,670,540
McGrath RentCorp.	18,930	1,924,992
MSC Industrial Direct Co., Inc. Class A (c)	71,119	6,928,413
NOW, Inc. (a)	139,515	1,390,965
SiteOne Landscape Supply, Inc. (a)	75,866	10,683,450
Watsco, Inc. (c)	29,487	11,270,816
WESCO International, Inc.	107,739	16,791,123
		96,946,071
TOTAL INDUSTRIALS		1,533,589,048
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.6%
Applied Optoelectronics, Inc. (a)(c)	871,345	11,545,321
Calix, Inc. (a)	288,864	11,147,262
Ciena Corp. (a)	65,560	3,005,926
Clearfield, Inc. (a)(c)	66,291	1,686,443
EMCORE Corp. (a)	365,700	172,025
Extreme Networks, Inc. (a)	274,568	4,431,528
Juniper Networks, Inc.	376,968	10,724,740
KVH Industries, Inc. (a)	725	3,473
Lantronix, Inc. (a)	151,290	878,995
Lumentum Holdings, Inc. (a)	118,280	5,062,384
NETGEAR, Inc. (a)	28,715	391,673
NetScout Systems, Inc. (a)	62,675	1,258,514
ViaSat, Inc. (a)	11,267	230,410
		50,538,694
Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc. (a)	80,029	9,488,238
Avnet, Inc.	179,291	8,383,647
Badger Meter, Inc.	27,699	4,082,002
Bel Fuse, Inc. Class B (non-vtg.)	207,638	11,233,216
Belden, Inc.	127,817	8,492,161
Celestica, Inc. (a)	629,410	16,968,894
Cognex Corp.	721,451	27,198,703
Coherent Corp. (a)	55,268	2,033,310
Crane Nxt Co. (c)	137,908	7,096,746
CTS Corp. (c)	29,801	1,154,789
ePlus, Inc. (a)	166,126	10,545,678
Fabrinet (a)	50,051	8,103,257
Flex Ltd. (a)	402,068	10,232,631
Identiv, Inc. (a)	463,078	3,204,500
Insight Enterprises, Inc. (a)	22,954	3,475,695
IPG Photonics Corp. (a)	29,501	2,825,016
Itron, Inc. (a)	6,953	468,493
Jabil, Inc.	103,561	11,942,655
Littelfuse, Inc.	5,624	1,309,267
Methode Electronics, Inc. Class A	28,600	678,678
Napco Security Technologies, Inc. (c)	23,742	726,505
Novanta, Inc. (a)	12,069	1,743,246
Par Technology Corp. (a)(c)	169,005	6,224,454
PC Connection, Inc.	10,677	636,670
Powerfleet, Inc. (a)(c)	1,588,444	3,685,190
Richardson Electronics Ltd. (c)	170,790	2,223,686
Sanmina Corp. (a)	130,334	6,531,037
ScanSource, Inc. (a)	54,100	1,808,563
TD SYNNEX Corp.	232,665	22,950,076
Trimble, Inc. (a)	618,952	28,719,373
TTM Technologies, Inc. (a)	12,236	183,662
Vishay Intertechnology, Inc.	130,300	2,896,569
Vishay Precision Group, Inc. (a)	11,892	362,587
Vontier Corp.	268,923	9,070,773
Zebra Technologies Corp. Class A (a)	19,009	4,504,753
		241,184,720
IT Services - 0.6%
Amdocs Ltd.	144,985	12,145,393
Brightcove, Inc. (a)	4,482	10,981
Couchbase, Inc. (a)	507,404	9,965,415
Digitalocean Holdings, Inc. (a)(c)	101,765	3,014,279
Fastly, Inc. Class A (a)	277,502	4,609,308
Globant SA (a)	45,928	10,140,902
Hackett Group, Inc. (c)	22,098	493,006
Kyndryl Holdings, Inc. (a)	15,887	286,443
MongoDB, Inc. Class A (a)	4,962	2,062,902
Okta, Inc. (a)	141,937	9,516,876
Unisys Corp. (a)	2,203	10,552
		52,256,057
Semiconductors & Semiconductor Equipment - 2.5%
ACM Research, Inc. (a)	359,447	5,981,198
Allegro MicroSystems LLC (a)(c)	202,459	5,510,934
Ambarella, Inc. (a)	60,278	3,538,921
Amkor Technology, Inc.	761,463	21,450,413
Axcelis Technologies, Inc. (a)	34,936	4,341,846
AXT, Inc. (a)	292,916	582,903
Cirrus Logic, Inc. (a)	75,342	5,719,211
Diodes, Inc. (a)	28,300	1,879,686
Entegris, Inc.	253,955	26,512,902
FormFactor, Inc. (a)	233,057	8,758,282
GlobalFoundries, Inc. (a)(c)	194,641	10,450,275
indie Semiconductor, Inc. (a)(c)	908,364	6,776,395
Kulicke & Soffa Industries, Inc.	51,477	2,652,095
Lattice Semiconductor Corp. (a)	242,694	14,209,734
MACOM Technology Solutions Holdings, Inc. (a)	113,690	9,547,686
MaxLinear, Inc. Class A (a)	100,784	1,887,684
Monolithic Power Systems, Inc.	2,777	1,523,795
NVE Corp.	3,947	282,881
ON Semiconductor Corp. (a)	122,695	8,751,834
Onto Innovation, Inc. (a)	32,160	4,534,882
Photronics, Inc. (a)	59,032	1,247,346
Power Integrations, Inc. (c)	269,397	20,584,625
Qorvo, Inc. (a)	27,793	2,682,025
Silicon Laboratories, Inc. (a)	35,555	3,746,430
Skyworks Solutions, Inc.	26,266	2,545,963
SMART Global Holdings, Inc. (a)	508,195	8,466,529
Synaptics, Inc. (a)	74,866	7,579,434
Teradyne, Inc.	80,783	7,450,616
Universal Display Corp.	48,490	8,204,508
		207,401,033
Software - 4.1%
8x8, Inc. (a)	1,154,302	3,566,793
ACI Worldwide, Inc. (a)	521,836	13,953,895
Alarm.com Holdings, Inc. (a)	80,128	4,365,373
American Software, Inc. Class A	28,216	280,185
AppFolio, Inc. (a)	120	22,710
Applied Digital Corp. (a)(c)	1,067,808	4,986,663
AppLovin Corp. (a)	85,454	3,202,816
Blackbaud, Inc. (a)	3,548	266,952
BlackLine, Inc. (a)	9	521
Box, Inc. Class A (a)	100,106	2,619,774
CCC Intelligent Solutions Holdings, Inc. Class A (a)	492,165	5,748,487
Check Point Software Technologies Ltd. (a)	39,178	5,719,988
Clearwater Analytics Holdings, Inc. (a)(c)	726,659	15,485,103
CommVault Systems, Inc. (a)	116,243	8,553,160
Consensus Cloud Solutions, Inc. (a)	343,232	6,322,333
CyberArk Software Ltd. (a)	46,094	9,185,151
Descartes Systems Group, Inc. (a)	71,695	5,810,163
Digital Turbine, Inc. (a)	423,907	1,971,168
Dolby Laboratories, Inc. Class A (c)	56,145	4,835,769
Domo, Inc. Class B (a)	99,182	941,237
Dropbox, Inc. Class A (a)	155,595	4,384,667
Dynatrace, Inc. (a)	440,382	23,582,456
Elastic NV (a)	51,309	4,123,191
EngageSmart, Inc. (a)	28,360	646,892
Fair Isaac Corp. (a)	1,859	2,021,848
Five9, Inc. (a)	35,116	2,676,542
Freshworks, Inc. (a)	119,975	2,401,900
Gen Digital, Inc.	485,973	10,730,284
GitLab, Inc. (a)	82,317	3,979,204
Guidewire Software, Inc. (a)	96,708	9,664,998
HubSpot, Inc. (a)	3,220	1,590,455
Informatica, Inc. (a)(c)	36,619	918,771
InterDigital, Inc. (c)	43,278	4,324,338
JFrog Ltd. (a)	198,218	5,347,922
Klaviyo, Inc. Class A	56,148	1,663,665
Liveramp Holdings, Inc. (a)	1,089	36,111
Manhattan Associates, Inc. (a)	202,713	45,215,135
Model N, Inc. (a)	9,885	226,861
Monday.com Ltd. (a)	9,938	1,787,250
N-able, Inc. (a)	335,424	3,994,900
nCino, Inc. (a)(c)	240,875	6,655,376
NCR Voyix Corp. (a)	376,706	5,906,750
NICE Ltd. sponsored ADR (a)	49,145	9,325,264
Nutanix, Inc. Class A (a)	11,602	499,930
Oracle Corp.	82,054	9,535,495
Pegasystems, Inc.	32,392	1,683,736
Porch Group, Inc. Class A (a)(c)	1,492,584	2,268,728
PTC, Inc. (a)	18,045	2,839,561
Q2 Holdings, Inc. (a)	10,395	369,230
Qualys, Inc. (a)	37,450	6,922,258
Rapid7, Inc. (a)	66,673	3,610,343
RingCentral, Inc. (a)	16,546	470,899
Sapiens International Corp. NV	912	23,466
Similarweb Ltd. (a)(c)	1,048,796	5,264,956
Smartsheet, Inc. (a)	299,498	12,692,725
Telos Corp. (a)	1,164,170	4,784,739
Tenable Holdings, Inc. (a)	228,642	9,463,492
Teradata Corp. (a)	36,801	1,738,847
Tyler Technologies, Inc. (a)	39,742	16,248,119
Varonis Systems, Inc. (a)	4,760	199,396
Verint Systems, Inc. (a)	11,908	292,580
WalkMe Ltd. (a)(c)	666,073	6,540,837
Zeta Global Holdings Corp. (a)	501,162	4,094,494
Zuora, Inc. (a)	4,759	43,402
		338,630,254
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc.	94,019	7,133,222
Immersion Corp.	200,842	1,301,456
NetApp, Inc.	38,399	3,509,285
Pure Storage, Inc. Class A (a)	156,503	5,213,115
Super Micro Computer, Inc. (a)	92,537	25,306,093
Xerox Holdings Corp.	164,200	2,297,158
		44,760,329
TOTAL INFORMATION TECHNOLOGY		934,771,087
MATERIALS - 3.8%
Chemicals - 1.0%
Ashland, Inc.	37,806	3,021,456
Avient Corp.	153,221	5,263,141
Axalta Coating Systems Ltd. (a)	360,635	11,349,183
CF Industries Holdings, Inc.	120,934	9,088,190
Eastman Chemical Co.	25,800	2,162,814
Ecovyst, Inc. (a)	302,852	2,883,151
Element Solutions, Inc.	304,091	6,373,747
FMC Corp.	108,771	5,836,652
Huntsman Corp.	126,200	3,104,520
Ingevity Corp. (a)	39,991	1,551,251
Innospec, Inc.	23,498	2,468,935
Koppers Holdings, Inc.	68,000	3,071,560
LSB Industries, Inc. (a)	44,626	382,445
Methanex Corp.	39,110	1,669,606
Minerals Technologies, Inc.	37,483	2,347,935
NewMarket Corp.	6,276	3,329,481
Perimeter Solutions SA (a)	698,418	2,905,419
Quaker Houghton	1,120	200,245
Rayonier Advanced Materials, Inc. (a)	13,994	46,180
RPM International, Inc.	71,784	7,388,727
Stepan Co.	127	10,486
The Chemours Co. LLC	71,000	1,947,530
The Mosaic Co.	81,800	2,935,802
Tronox Holdings PLC (c)	125,000	1,593,750
		80,932,206
Construction Materials - 0.3%
Eagle Materials, Inc. (c)	96,030	17,386,232
Summit Materials, Inc.	156,147	5,416,739
		22,802,971
Containers & Packaging - 1.8%
Aptargroup, Inc.	194,773	24,714,746
Avery Dennison Corp.	37,949	7,381,081
Berry Global Group, Inc.	771,574	51,016,473
CCL Industries, Inc. Class B	408,384	16,832,541
Crown Holdings, Inc.	250,468	21,542,753
Graphic Packaging Holding Co.	537,037	12,174,629
Greif, Inc. Class A	49,742	3,476,966
O-I Glass, Inc. (a)	138,600	2,045,736
Packaging Corp. of America	1,155	194,052
Ranpak Holdings Corp. (A Shares) (a)	850,377	3,486,546
Silgan Holdings, Inc. (c)	43,900	1,831,508
TriMas Corp.	88,331	2,263,924
WestRock Co.	74,182	3,054,073
		150,015,028
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (United States)	196,651	10,560,159
Alcoa Corp.	46,247	1,242,194
AngloGold Ashanti PLC (c)	256,752	4,942,476
ATI, Inc. (a)(c)	112,900	4,961,955
Coeur d'Alene Mines Corp. (a)	11,083	33,803
Constellium NV (a)	1,234	21,472
Eldorado Gold Corp. (a)	557,621	7,321,564
Materion Corp.	661	74,766
Olympic Steel, Inc.	2,074	117,243
Reliance Steel & Aluminum Co. (c)	21,385	5,886,435
Royal Gold, Inc.	705	85,869
Ryerson Holding Corp.	37,401	1,158,309
Schnitzer Steel Industries, Inc. Class A	19,325	495,300
Steel Dynamics, Inc.	62,600	7,457,538
United States Steel Corp.	25,556	917,460
Worthington Enterprises, Inc.	215	15,416
		45,291,959
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	5,469	333,554
Sylvamo Corp.	321,060	16,142,897
		16,476,451
TOTAL MATERIALS		315,518,615
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	133,240	7,889,140
American Assets Trust, Inc.	49,176	990,405
Americold Realty Trust	397,882	11,232,209
Apartment Income (REIT) Corp.	221,952	6,907,146
Apple Hospitality (REIT), Inc.	206,500	3,442,355
Brandywine Realty Trust (SBI)	309,103	1,378,599
Brixmor Property Group, Inc.	239,759	5,159,614
Broadstone Net Lease, Inc.	279,310	4,468,960
City Office REIT, Inc.	261,000	1,260,630
Cousins Properties, Inc.	67,893	1,393,164
CubeSmart	356,498	14,174,360
EastGroup Properties, Inc.	92,391	16,052,936
EPR Properties	72,200	3,221,564
Equity Commonwealth	216,078	4,060,106
Equity Lifestyle Properties, Inc.	165,802	11,788,522
Essex Property Trust, Inc.	9,247	1,973,865
First Industrial Realty Trust, Inc.	107,338	5,050,253
Franklin Street Properties Corp.	275,093	676,729
Global Net Lease, Inc.	190,184	1,669,816
Healthcare Trust of America, Inc.	554,011	8,459,748
Highwoods Properties, Inc. (SBI)	10,712	202,992
Host Hotels & Resorts, Inc.	188,510	3,293,270
Hudson Pacific Properties, Inc.	1,913	11,229
Independence Realty Trust, Inc.	6,276	85,479
Industrial Logistics Properties Trust	121,900	413,241
Kilroy Realty Corp.	1,742	57,451
Kimco Realty Corp.	40,430	781,108
Kite Realty Group Trust	36,076	761,925
Lamar Advertising Co. Class A	30,142	3,053,083
Medical Properties Trust, Inc.	60,002	291,010
Mid-America Apartment Communities, Inc.	75,437	9,390,398
NexPoint Residential Trust, Inc.	10,081	306,966
NNN (REIT), Inc.	219,029	8,896,958
Office Properties Income Trust (c)	184,456	1,029,264
Omega Healthcare Investors, Inc.	122,600	3,892,550
Outfront Media, Inc.	10,394	127,119
Park Hotels & Resorts, Inc.	132,353	1,962,795
Pebblebrook Hotel Trust	344,073	4,386,931
Piedmont Office Realty Trust, Inc. Class A	268,824	1,672,085
Regency Centers Corp.	1,249	78,412
RLJ Lodging Trust	3,970	42,439
Ryman Hospitality Properties, Inc.	153,589	15,412,656
Sabra Health Care REIT, Inc.	240,800	3,515,680
Service Properties Trust	254,722	1,821,262
Stag Industrial, Inc.	205,028	7,350,254
Summit Hotel Properties, Inc.	1,182	7,399
Sun Communities, Inc.	35,027	4,530,392
Tanger Factory Outlet Centers, Inc.	158,900	3,966,144
Uniti Group, Inc.	315,720	1,745,932
Vornado Realty Trust	1,757	41,360
		190,377,905
Real Estate Management & Development - 0.3%
Anywhere Real Estate, Inc. (a)	27,941	150,323
Compass, Inc. (a)	8,900	19,758
Cushman & Wakefield PLC (a)	691,099	5,673,923
Douglas Elliman, Inc.	561,516	1,094,956
eXp World Holdings, Inc.	19,496	236,097
Jones Lang LaSalle, Inc. (a)	57,889	9,002,897
Kennedy-Wilson Holdings, Inc. (c)	104,161	1,182,227
Newmark Group, Inc.	396,028	3,259,310
Opendoor Technologies, Inc. (a)	48,145	144,916
Redfin Corp. (a)	13,737	95,747
The RMR Group, Inc.	13,593	323,921
The St. Joe Co.	1,849	95,094
Zillow Group, Inc.:
Class A (a)	1,553	61,173
Class C (a)	6,175	252,805
		21,593,147
TOTAL REAL ESTATE		211,971,052
UTILITIES - 1.1%
Electric Utilities - 0.5%
Allete, Inc.	5,112	283,614
IDACORP, Inc. (c)	170,686	16,471,199
NRG Energy, Inc.	167,000	7,989,280
OGE Energy Corp.	20,945	734,122
Pinnacle West Capital Corp.	29,507	2,211,255
PNM Resources, Inc.	97,783	4,064,839
Portland General Electric Co.	188,541	7,741,493
		39,495,802
Gas Utilities - 0.3%
Atmos Energy Corp.	97,750	11,124,928
Chesapeake Utilities Corp.	88	8,413
National Fuel Gas Co.	39,035	1,982,588
New Jersey Resources Corp.	12,585	531,087
ONE Gas, Inc.	8,875	511,466
Southwest Gas Holdings, Inc. (c)	102,853	6,079,641
UGI Corp.	122,831	2,701,054
		22,939,177
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	9,379	220,782
The AES Corp.	177,069	3,047,357
Vistra Corp.	494,830	17,521,930
		20,790,069
Multi-Utilities - 0.1%
Avista Corp.	1,557	52,860
Black Hills Corp.	705	36,371
CenterPoint Energy, Inc.	169,000	4,777,630
NorthWestern Energy Corp. (c)	132,487	6,665,421
		11,532,282
Water Utilities - 0.0%
Consolidated Water Co., Inc.	13,367	482,415
TOTAL UTILITIES		95,239,745
TOTAL COMMON STOCKS (Cost $5,473,424,851)		6,544,529,845

Equity Funds - 19.1%
	Shares	Value ($)
Mid-Cap Blend Funds - 4.4%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	64,395,927	362,549,067
Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (e)	11,895,296	79,936,387
Small Blend Funds - 8.4%
Fidelity Small Cap Discovery Fund (e)	50,073	1,248,331
Fidelity Small Cap Index Fund (e)	24,018,175	541,850,009
PIMCO StocksPLUS Small Fund Institutional Class	23,734,964	156,650,761
TOTAL SMALL BLEND FUNDS		699,749,101
Small Growth Funds - 5.3%
Fidelity Advisor Small Cap Growth Fund Class Z (e)	17,294,980	441,021,980
TOTAL EQUITY FUNDS (Cost $1,759,947,663)		1,583,256,535

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	1,141,664	1,141,892
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	480,210,061	480,258,082
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (h)	137,682,717	137,682,717
TOTAL MONEY MARKET FUNDS (Cost $619,082,691)		619,082,691

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $7,852,455,205)	8,746,869,071
NET OTHER ASSETS (LIABILITIES) - (5.6)% (i)	(462,974,824)
NET ASSETS - 100.0%	8,283,894,247

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	16	Dec 2023	1,449,760	36,026	36,026
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec 2023	513,520	22,790	22,790

TOTAL FUTURES CONTRACTS					58,816
The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,504,024 or 0.0% of net assets.

(e)	Affiliated Fund
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.
(i)	Includes $190,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,637,066	41,974,103	44,469,277	50,722	-	-	1,141,892	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	608,507,105	1,374,363,700	1,502,612,723	1,598,515	-	-	480,258,082	1.8%
Total	612,144,171	1,416,337,803	1,547,082,000	1,649,237	-	-	481,399,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	447,939,948	-	-	-	-	(6,917,968)	441,021,980
Fidelity SAI Real Estate Index Fund	81,244,783	2,028,221	-	2,028,222	-	(3,336,617)	79,936,387
Fidelity SAI Small-Mid Cap 500 Index Fund	445,974,380	303,223,270	377,088,933	7,011,975	(40,409,853)	30,850,203	362,549,067
Fidelity Small Cap Discovery Fund	1,236,850	14,936	-	14,935	-	(3,455)	1,248,331
Fidelity Small Cap Index Fund	84,935,420	692,463,997	228,512,360	156,193	2,184,790	(9,221,838)	541,850,009
	1,061,331,381	997,730,424	605,601,293	9,211,325	(38,225,063)	11,370,325	1,426,605,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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